Shareholder Fees - Sound Shore Fund	Jul. 23, 2026 USD ($)
Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0